Right of use assets - (Details 2) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Presentation of leases for lessee [abstract]
Balance as of April 1, 2019	₨ 2,202,649	₨ 1,826,210
Additions	326,600	639,236
Finance cost accrued during the period	191,136	180,026
Deletions	(12,247)	(4,800)
Payment of lease liabilities	(507,498)	(436,500)
Fair value adjustment of Right of use Asset	4,262	0
Translation difference	2,501	(1,523)
Balance as of March 31, 2020	₨ 2,207,403	₨ 2,202,649